LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED DECEMBER 24, 2014

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

The following information supplements and replaces any information to the contrary in the Prospectus that appears in the section titled “More on fund management”:

ClearBridge Investments, LLC (“ClearBridge” or the “subadviser”) provides the day-to-day portfolio management of the fund, except for the management of a certain portion of the fund’s cash and short-term instruments.

Western Asset Management Company (“Western Asset”) manages the portion of the fund’s cash and short-term instruments allocated to it.

The following information replaces any information to the contrary in the Statement of Additional Information (the “SAI”) that appears in the section titled “Investment Practices and Risk Factors”:

All references to “Western Asset” are amended to refer to “Western Asset or the subadviser, as applicable.”

The following information supplements the disclosure in the SAI that appears in the section titled “Investment Practices and Risk Factors – Money Market Instruments”:

The fund may invest in money market funds managed by Legg Mason Partners Fund Adviser, LLC (“LMPFA”) or its affiliates and money market funds managed by unaffiliated advisers. Money market funds invest in high-quality, U.S. dollar-denominated short-term debt securities and must follow strict rules as to the credit quality, liquidity, diversification and maturity of their investments. The fund may lose money on its investment in money market funds. If the fund invests in money market funds it will indirectly bear its proportionate share of the management fees and other expenses that are charged by the money market fund in addition to the management fees and other expenses paid by the fund. If the fund invests in money market funds that are managed by LMPFA or its affiliates, it is possible that a conflict of interest among the fund and the affiliated funds could affect how the fund’s manager and its affiliates fulfill their fiduciary duty to the fund and the affiliated funds.

The following information supplements and replaces any information to the contrary in the SAI that appears in the section titled “Investment Management and Other Services: Subadvisory Arrangements”:

Western Asset manages the portion of the fund’s cash and short-term instruments allocated to it, pursuant to an agreement between the manager and Western Asset (the “Western Asset Agreement”).

The following information supplements and replaces any information to the contrary in the SAI that appears in the section titled “Portfolio Transactions”:

Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for the fund’s portfolio decisions and the placing of the fund’s portfolio transactions and Western Asset manages the portion of the fund’s cash and short-term instruments allocated to it.

SCHEDULE A

Fund	Date of Prospectuses and SAIs
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2014
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2014
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014
ClearBridge Tactical Dividend Income Fund	March 1, 2014

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Aggressive Growth Portfolio	May 1, 2014
ClearBridge Variable Appreciation Portfolio	May 1, 2014
ClearBridge Variable Equity Income Portfolio	May 1, 2014
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2014
ClearBridge Variable Large Cap Value Portfolio	May 1, 2014
ClearBridge Variable Mid Cap Core Portfolio	May 1, 2014
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2014

Please retain this supplement for future reference.

CBAX108716

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